SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Subsidiaries
	Jurisdiction or	Attributable
Entity	Place of Incorporation	Interest
Stevia Ventures International Ltd.	BVI	100%
Stevia Asia Limited	Hong Kong SAR	100%
Stevia Technew Limited	Hong Kong SAR	100%

Schedule of Potentially Outstanding Dilutive Common Shares
	Common Shares
		For the Period
	For the Interim	from April 11, 2011
	Period Ended	(inception) through
	June 30, 2012	June 30, 2011

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones(the "Milestones").	3,000,000	6,000,000
Total potentially outstanding dilutive common shares	3,000,000	6,000,000